Stock based compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted-average assumptions on grants made in each of the following years were:

	Year Ended December 31
	2011	2012	2013
Weighted-average expected life (years)	$4.00	$5.70	$5.43
Expected volatility rate	63.60%	62.50%	61.00%
Expected dividend yield	-	-	-
Risk-free interest rate	0.83%	0.95%	1.40%
Forfeiture rate	-	-	-

Schedule Of Sharebased Compensation Expense [Table Text Block]
Stock based compensation expense recognized was as follows:

As of December 31, 2013, the projected compensation expense related to non vested options or warrants amounted to $4,090,000 and are expected to be recognized over a weighted average period of 2.13 years.

(In thousands of U.S dollars except per share data)	Options			Free of charge share awards			Warrants			Total
	2011	2012	2013	2011	2012	2013	2011	2012	2013	2011	2012	2013
Research and development	332	419	398	897	649	320	-	-	61	1,229	1,068	779
Cost of goods sold	3	2	1	89	46	19	-	-	-	91	49	20
Selling, general and administrative	461	1,280	903	671	464	211	327	179	116	1,459	1,923	1,230

Total stock-based compensation expense	796	1,701	1,302	1,657	1,160	550	327	179	177	2,779	3,040	2,029

Effect on earnings per share
Basic	0.03	0.07	0.05	0.07	0.05	0.02	0.01	0.01	0.01	0.11	0.12	0.08

Diluted	0.03	0.07	0.05	0.07	0.05	0.02	0.01	0.01	0.01	0.11	0.12	0.08

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The summary of warrants activity is as follows:

		Weighted Average	Weighted Average
	Warrants	Exercise Price in	Exercise Price in
	Outstanding	U.S dollars [1]	Euros
Balance at January 1, 2011	750,000	$7.82	€5.50
Warrants granted	300,000	$5.03	€3.54
Warrants cancelled	150,000	$6.94	€4.98
Balance at December 31, 2011	900,000	$6.89	€4.85
Warrants granted	3,300,000	$8.63	€6.61
Warrants reintegrated	100,000	$6.65	€4.97
Warrants cancelled	200,000	$10.20	€6.57
Balance at December 31, 2012	4,100,000	$8.12	€6.18
Warrants granted	200,000	$6.14	€4.58
Warrants exercised	50,000	$6.29	€4.50
Warrants cancelled	200,000	$6.29	€4.50
Balance at December 31, 2013	4,050,000	$8.14	€6.21

[1] Historical exchange rate at date of grant

Schedule Of Warrants Activity [Table Text Block]
Exercise prices and intrinsic value for warrants outstanding as of December 31, 2013 were as follows:

	Warrants Outstanding				Warrants Exercisable
Range of exercise prices in euros	Number of shares	Weighted average remaining contractual life	Weighted average exercise price in euros	Weighted average intrinsic value in euros	Number of shares	Weighted average exercise price in euros	Weighted average intrinsic value in euros

0 to 4.58	500,000	0.89	3.96	1.88	320,000	3.61	2.23
5.44 to to 6.57	2,450,000	3.82	5.67	0.16	2,450,000	5.67	0.16
6.58 to 8.52	1,100,000	4.20	8.42	-	1,100,000	8.42	-
	4,050,000	3.56	6.21	0.33	3,870,000	6.28	0.40

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The activity under the option plans is as follows:

	Shares Available for Grant	Options Granted and Outstanding	Weighted Average Exercise Price in U.S dollars[1]	Weighted Average Exercise Price in Euros
Balance at January 1, 2011	475,000	3,098,490	$14.69	€11.71
Options authorized		-	-	-
Granted	(200,000)	200,000	$4.39	€3.28
Exercised	-	(44,200)	$1.48	€1.63
Forfeited	-	(113,300)	$8.93	€7.49
Balance at December 31, 2011	275,000	3,140,990	$14.65	€11.66
Options authorized	1,000,000	-	-	-
Granted	(550,000)	550,000	$5.97	€4.67
Exercised	-	(195,000)	$2.04	€2.33
Forfeited	10,000	(223,500)	$16.88	€13.69
Balance at December 31, 2012	735,000	3,272,490	$13.79	€10.90
Options authorized	600,000	-	-	-
Cancelled	(10,000)	-	-	-
Granted	(710,000)	710,000	$5.97	€4.36
Forfeited	13,000	(647,500)	$15.29	€12.63
Balance at December 31, 2013	628,000	3,334,990	$11.84	€9.17

[1] Historical exchange rate at date of grant

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Exercise prices and intrinsic value for options outstanding as of December 31, 2013 were as follows:

	Stock Options Outstanding				Stock Options Exercisable
Range of exercise prices in euros	Number of shares	Weighted average remaining contractual life	Weighted average exercise price in euros	Weighted average intrinsic value in euros	Number of shares	Weighted average exercise price in euros	Weighted average intrinsic value in euros

0 to 3.28	482,000	8.43	3.12	2.72	97,500	3.28	2.56
4.03 to 5.44	1,585,000	6.43	4.94	0.89	852,500	4.87	0.96
6.40 to 12.02	63,500	1.18	11.43	-	63,500	11.43	-
12.86 to 16.23	898,990	1.58	14.64	-	898,990	14.64	-
19.2 to 25.39	305,500	2.61	24.09	-	305,500	24.09	-

	3,334,990	3.80	9.17	1.32	2,217,990	11.59	1.13

Schedule of Share-based Compensation, Activity [Table Text Block]
The activity under the free share award plans is as follows:

	Free of Charge Share Award Available for Grant	Free of Charge Share Award Granted and Outstanding	Weighted Average Fair Value at grant date in U.S dollars[1]	Weighted Average Fair Value at grant date in Euros
Balance at January 1, 2011	18,150	522,500	$7.25	€5.16
Options authorized	200,000	-	-	-
Granted	(200,000)	200,000	$4.39	€3.28
Exercised	-	(272,400)	$7.47	€5.07
Forfeited	8,450	(8,450)	$7.22	€5.18
Cancelled	1,000	(1,000)	$7.45	€5.06
Balance at December 31, 2011	26,600	440,650	$5.81	€4.36
Options authorized	200,000	-	-	-
Granted	(189,700)	189,700	$3.07	€2.38
Exercised	-	(258,150)	$6.52	€4.92
Forfeited	21,550	(21,550)	$5.79	€4.35
Balance at December 31, 2012	58,450	350,650	$3.81	€2.88
Options authorized	200,000	-	-	-
Granted	(192,500)	192,500	$7.36	€5.35
Exercised	-	(137,150)	$4.39	€3.28
Forfeited	20,600	(38,400)	$5.10	€3.72
Balance at December 31, 2013	86,550	367,600	$5.32	€3.93

[1] Historical exchange rate at date of grant